     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2003

                                                     REGISTRATION NOS.:  2-74980
                                                                        811-3326
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 24                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 25                             /X/

                              -------------------

                                 MORGAN STANLEY
                       U.S. GOVERNMENT MONEY MARKET TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                                BARRY FINK, ESQ.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                            MAYER BROWN, ROWE & MAW
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

          immediately upon filing pursuant to paragraph (b)
-------
   X      on March 28, 2003 pursuant to paragraph (b)
-------
          60 days after filing pursuant to paragraph (a)
-------
          on (date) pursuant to paragraph (a) of rule 485.
-------

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           [MORGAN STANLEY LOGO]

Morgan Stanley
U.S. Government Money Market Trust

A MONEY MARKET FUND THAT SEEKS
TO PROVIDE SECURITY OF PRINCIPAL,
HIGH CURRENT INCOME AND LIQUIDITY

                                                                   [COVER PHOTO]


                                                     Prospectus - March 28, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


The Fund                  INVESTMENT OBJECTIVES.......................................                   1
                          PRINCIPAL INVESTMENT STRATEGIES.............................                   1
                          PRINCIPAL RISKS.............................................                   2
                          PAST PERFORMANCE............................................                   2
                          FEES AND EXPENSES...........................................                   3
                          FUND MANAGEMENT.............................................                   4

Shareholder Information   PRICING FUND SHARES.........................................                   5
                          HOW TO BUY SHARES...........................................                   5
                          HOW TO EXCHANGE SHARES......................................                   7
                          HOW TO SELL SHARES..........................................                   8
                          DISTRIBUTIONS...............................................                  10
                          TAX CONSEQUENCES............................................                  11

Financial Highlights      ............................................................                  12

Financial Statements --
January 31, 2003          ............................................................                  13

Morgan Stanley Funds      ............................................................   INSIDE BACK COVER

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
The Fund

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Morgan Stanley U.S. Government Money Market Trust is a money market fund that seeks to provide security of principal, high current income and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                           The Fund will invest in high quality, short-term U.S. government securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


                           The U.S. government securities that the Fund may purchase include:

                           - U.S. Treasury bills, notes and bonds, all of which
                             are direct obligations of the U.S. Government.

                           - Securities issued by agencies and instrumentalities
                             of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                           - Securities issued by agencies and instrumentalities
                             which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

- Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

The Fund also may invest up to 10% of its net assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

The Fund's policies discussed above are fundamental. These policies may not be changed without shareholder approval. In addition to the fundamental investment policies, the Fund may invest in repurchase agreements. Repurchase agreements are contracts in which a financial institution sells a security and agrees to buy it back on a specific date (usually within 7 days) and at a higher price, which reflects an agreed-upon interest rate.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.
[End Sidebar]

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.


Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its U.S. government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Credit risk is minimal with respect to the Fund's U.S. government securities investments. Repurchase agreements involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. For the Fund's most recent 7-day annualized yield, you may call
(800) 869-NEWS. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993 2.29%
`94  3.22%
`95  5.02%
`96  4.47%
`97  4.63%
`98  4.71%
`99  4.38%
2000 5.69%
`01  3.67%
`02  1.12%


                           During the periods shown in the bar chart, the highest return for a calendar quarter was 1.48% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.24% (quarter ended December 31, 2002).

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table shows the Fund's average annual total returns.


ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended January 31, 2003.

[End Sidebar]


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 U.S. Government Money Market Trust     1.12%        3.90%          3.91%
-----------------------------------------------------------------------------


[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


 ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------
 Management Fee                                                 0.43%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
----------------------------------------------------------------------
 Other expenses                                                 0.23%
----------------------------------------------------------------------
 Total annual Fund operating expenses(1)                        0.76%
----------------------------------------------------------------------



 1 The expenses set forth in the table do not reflect that during the period January 1, 2001 through December 31, 2002 (and through December 31,
      2003), the Investment Manager has undertaken to assume operating expenses and/or waive the compensation provided for in its Management Agreement to the extent necessary to maintain such expenses and compensation at 0.75% of the Fund's daily net assets on an annualized basis. Taking the waiver/assumption of expenses into account, the Fund's total annual operating expenses were 0.74% for the fiscal year ended January 31, 2003.



Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


------------------------------------------------------------------
                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
                                 $78     $243     $422      $942
------------------------------------------------------------------

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $115 billion in assets under management as of February 28, 2003.

[End Sidebar]

[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------

                           The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services.



                           The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended January 31, 2003, the Fund accrued total compensation to the Investment Manager amounting to 0.43% of the Fund's average daily net assets. The Investment Manager has undertaken, through December 31, 2003, to continue to assume operating expenses and/or waive the compensation provided for in its Management Agreement to the extent necessary to maintain such expenses and compensation at 0.75% of the Fund's daily net assets on an annualized basis.

[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds
[End Sidebar]
Shareholder Information

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------

                           You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Financial Adviser or other authorized financial representative. Your Financial Adviser will assist you, step-by-step, with the procedures to invest in the Fund. The Fund's transfer agent, in its sole discretion, may allow you to purchase shares directly by calling and requesting an application. We reserve the right to reject any order for the purchase of Fund shares. When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your purchase order in proper form accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases.



MINIMUM INVESTMENT AMOUNTS
-------------------------------------------------------------------
                                             MINIMUM INVESTMENT
                                          -------------------------
INVESTMENT OPTIONS                           INITIAL     ADDITIONAL
-------------------------------------------------------------------
 Regular Accounts:
                                                 $1,000    $ 50
-------------------------------------------------------------------
 Individual Retirement Account
                                                 $1,000    $ 50
-------------------------------------------------------------------
 Coverdell Education Savings Account
                                                  $ 500    $ 50
-------------------------------------------------------------------
 EASYINVEST-SM-                           not available    $100
 (Automatically from your
 checking or savings account
 or Money Market Fund)
-------------------------------------------------------------------



There is no minimum investment amount if you purchase Fund shares through:
(1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code and (ii) certain other investment programs approved by the Fund's distributor that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts. In addition, the Fund will waive the minimum initial investment for the automatic reinvestment of distributions from certain unit investment trusts.

INVESTMENT
OPTIONS             PROCEDURES
--------------------------------------------------------------------------------
 CONTACT YOUR       NEW ACCOUNTS AND SUBSEQUENT INVESTMENTS
 FINANCIAL ADVISOR  You may buy Fund shares by contacting your Morgan Stanley
 [ICON]             Financial Advisor or other authorized financial
                    representative. Your Financial Advisor will assist you,
                    step-by-step, with the procedures to invest in the Fund.
--------------------------------------------------------------------------------
 BY MAIL            SUBSEQUENT INVESTMENTS
                    To buy additional shares for an existing Fund account:
                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number and the social
                      security or tax identification number, and the additional
                      investment amount. The letter must be signed by the
                      account owner(s).
                    - Make out a check for the investment amount to: Morgan
                      Stanley U.S. Government Money Market Trust.
                    - Mail the letter and check to Morgan Stanley Trust at P.O.
                      Box 1040, Jersey City, NJ 07303.
--------------------------------------------------------------------------------
 BY WIRE            SUBSEQUENT INVESTMENTS
 [ICON]
                    To buy additional shares for an existing Fund account:
                    - Before sending instructions by wire, call us at
                      (800) 869-NEWS advising us of your purchase.
                    - Wire the instructions specifying the name of the Fund and your account number, along with the additional investment
                      amount, to The Bank of New York, for credit to the account of "Morgan Stanley Trust, Harborside Financial Center,
                      Plaza Two, Jersey City, NJ 07311, Account No. 8900188413".
                    (When you buy additional Fund shares, wire purchase
                    instructions received by Morgan Stanley Trust prior to
                    12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are
                    normally effective the next business day.)
--------------------------------------------------------------------------------
 EASYINVEST -SM-    NEW ACCOUNTS
 (Automatically     This program is not available to open a new Fund account or
 from your          a new account of another Money Market Fund.
 checking or        ------------------------------------------------------------
 savings            SUBSEQUENT INVESTMENTS
 account)           EASYINVEST-SM- is a purchase plan that allows you to
 [ICON]             transfer money automatically from your checking or savings account to an existing Fund account on a semi-monthly,
                    monthly or quarterly basis. Contact your Morgan
                    Stanley Financial Advisor for further information about this service.
--------------------------------------------------------------------------------


Additional Purchase Information. If you are a customer of Morgan Stanley DW or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. If you are a customer of Morgan Stanley DW or another authorized dealer of the Fund's shares, you may have cash balances in your securities account of $1,000 or more automatically invested in shares of the Fund on the next business day after the balance is accrued in your account. Cash balances of less than $1,000 may be automatically invested in Fund shares on a weekly basis.

Plan of Distribution. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees of up to 0.15% of its average daily net assets for the sale and distribution of Fund shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Permissible Fund Exchanges. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of another Money Market Fund, a No-Load Fund or Limited Duration U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another fund's shares with the proceeds.



See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation. For purposes of exchanges, shares of an FSC Funds are treated as Class A shares of a Multi-Class Fund.


The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investing. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.

Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

OPTIONS             PROCEDURES
--------------------------------------------------------------------------------
 CONTACT YOUR       To sell your shares, simply call your Morgan Stanley
 FINANCIAL ADVISOR  Financial Advisor or other authorized financial
 [ICON]             representative.
                    ------------------------------------------------------------
                    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
--------------------------------------------------------------------------------
 CHECK-WRITING      You may order a supply of blank checks by requesting them on
 OPTION             the investment application or by contacting your Morgan
 [ICON]             Stanley Financial Advisor.
                    ------------------------------------------------------------
                    Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one
                    signature unless the joint owners have specified on an
                    investment application that all owners are required to sign checks.
                    ------------------------------------------------------------
                    Payment of check proceeds normally will be made on the next business day after we receive your check in proper form.
                    Shares purchased by check (including a certified or bank
                    cashier's check) are not normally available to cover
                    redemption checks until fifteen days after Morgan Stanley
                    Trust receives the check used for investment. A check will not be honored in an amount exceeding the value of the
                    account at the time the check is presented for payment.
--------------------------------------------------------------------------------

OPTIONS             PROCEDURES
--------------------------------------------------------------------------------
 SYSTEMATIC         If your investment in all of the Morgan Stanley Funds has a
 WITHDRAWAL PLAN    total market value of at least $10,000, you may elect to
 [ICON]             withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you
                    add a fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please
                    remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your
                    account balance. The Fund may terminate or revise the plan at any time.
                    ------------------------------------------------------------
                    When you sell Fund shares through the Systematic Withdrawal
                    Plan, the shares may be subject to a contingent deferred
                    sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Fund. The
                    CDSC, however, will be waived in an amount up to 12%
                    annually of the Fund's value, although Fund shares with no
                    CDSC will be sold first, followed by those with the lowest
                    CDSC. As such, the waiver benefit will be reduced by the
                    amount of your shares that are not subject to a CDSC. See
                    the prospectus of the fund that charges the CDSC for more
                    details.
--------------------------------------------------------------------------------
 BY LETTER          You may also sell your shares by writing a "letter of
 [ICON]             instruction" that includes:
                    - your account number;
                    - the name of the Fund;
                    - the dollar amount or the number of shares you wish to
                      sell; and
                    - the signature of each owner as it appears on the account.
                    ------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a
                    signature guarantee. Additional documentation may be
                    required for shares held by a corporation, partnership,
                    trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Trust at P.O. Box 983,
                    Jersey City, NJ 07303.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 By Telephone       To sell shares by telephone or wire, first complete a
 or Wire            telephone redemption application designating a bank account.
 [ICON]             Redemptions for more than $1,000 will be wired to your bank
 [ICON]             account (your bank may charge a fee for this service). For redemptions for less than $1,000, a check will be mailed to your bank account. For more information or to request a
                    telephone redemption application, call Morgan Stanley Trust at (800) 869-NEWS.
--------------------------------------------------------------------------------


Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

[Sidebar]
TARGETED DIVIDENDS-SM-
You may select to have your Fund distributions automatically invested in another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.
[End Sidebar]

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $500. However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

Money Market Fund Automatic Sale Procedures. If you maintain a brokerage account with Morgan Stanley DW or another authorized dealer of Fund shares, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

If you elect to participate by notifying Morgan Stanley DW or another authorized dealer of Fund shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to Morgan Stanley DW or another authorized dealer of fund shares.

Sales will be effected on the business day before the date you are obligated to make payment, and Morgan Stanley DW or another authorized dealer of Fund shares will receive the sale proceeds on the following day.

EASYINVEST-SM- -- Automatic Redemption. You may invest in shares of certain other Morgan Stanley Funds by subscribing to EASYINVEST-SM-, an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EASYINVEST-SM-, you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Trust, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Trust will receive the proceeds for investment on the day following the sale date.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
                           The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund may realize capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

                           The Fund declares income dividends payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. Capital gains, if any, are distributed periodically.

Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions.

Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.

                                                                  FOR THE YEAR ENDED JANUARY 31,
                                                   ------------------------------------------------------------
                                                     2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
 Net investment income                               0.011        0.032        0.056        0.044        0.045
---------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income          (0.011)      (0.032)      (0.056)      (0.044)      (0.045)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                         1.06%        3.25%        5.80%        4.48%        4.63%
---------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------
 Expenses                                             0.74%(1)     0.74%(1)     0.78%        0.84%        0.94%
---------------------------------------------------------------------------------------------------------------
 Net investment income                                1.03%(1)     3.14%(1)     5.61%        4.34%        4.50%
---------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions             $1,340       $1,257       $1,243       $1,081       $1,017
---------------------------------------------------------------------------------------------------------------

 (1) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

                              EXPENSE             NET INVESTMENT
YEAR ENDED                     RATIO               INCOME RATIO
----------                   ---------            --------------
JANUARY 31, 2003               0.76%                   1.01%
JANUARY 31, 2002               0.81%                   3.07%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Money Market Trust
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN             DESCRIPTION AND             ON DATE OF
THOUSANDS              MATURITY DATE               PURCHASE         VALUE

------------------------------------------------------------------------------

            U.S. Government Agencies (90.3%)
$   36,000  Federal Farm Credit Banks
             02/06/03 - 02/07/03...............  1.22 - 1.82%   $   35,992,213
   815,815  Federal Home Loan Banks
             02/05/03 - 06/11/03...............   1.21 - 1.70      814,687,565
    83,864  Federal Home Loan Mortgage Corp.
             02/18/03 - 06/13/03...............   1.22 - 1.79       83,675,104
   246,500  Federal National Mortgage Assoc.
             02/05/03 - 08/22/03...............   1.21 - 1.68      245,850,945
    30,000  Student Loan Mortgage Assoc.
             02/04/03..........................      1.77           29,995,625
                                                                --------------
            Total U.S. Government Agencies
             (COST $1,210,201,452)............................   1,210,201,452
                                                                --------------
            Repurchase Agreements (10.5%)
   139,000  Goldman, Sachs & Co. due 02/03/03
             (dated 01/31/03; proceeds
             $139,015,522) (a).................      1.34          139,000,000
     1,611  The Bank of New York due 02/03/03
             (dated 01/31/03; proceeds
             $1,611,174) (b)...................      1.19            1,611,015
                                                                --------------
            Total Repurchase Agreements
             (COST $140,611,015)..............................     140,611,015
                                                                --------------

            Total Investments
             (COST $1,350,812,467) (c).........      100.8%      1,350,812,467

            Liabilities in Excess Of Other
             Assets............................       (0.8)        (11,219,621)
                                                     -----      --------------

            Net Assets.........................      100.0%     $1,339,592,846
                                                     =====      ==============

---------------------

 (a) COLLATERALIZED BY FIRST HOME MORTGAGE ACCEPTANCE CORP. 5.50% - 9.00% DUE 02/01/09 - 01/01/33 VALUED AT $141,780,000.
 (b)  COLLATERALIZED BY U.S. TREASURY BILL 1.26% DUE 06/19/03 VALUED AT
      $1,643,238.
 (c)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

JANUARY 31, 2003

Assets:
Investments in securities, at value (including
 repurchase agreements of $140,611,015)
   (cost $1,350,812,467)..........................  $1,350,812,467
Cash..............................................         90,000
Receivable for:
  Interest........................................          5,227
  Shares of beneficial interest sold..............          2,176
Prepaid expenses and other assets.................         26,629
                                                    -------------
    Total Assets..................................  1,350,936,499
                                                    -------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed..........     10,503,847
  Investment management fee.......................        486,506
  Distribution fee................................         49,464
Accrued expenses and other payables...............        303,836
                                                    -------------
    Total Liabilities.............................     11,343,653
                                                    -------------
    Net Assets....................................  $1,339,592,846
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  1,339,460,738
Accumulated undistributed net investment income...        132,108
                                                    -------------
    Net Assets....................................  $1,339,592,846
                                                    =============
    Net Asset Value Per Share,
      1,339,525,650 shares outstanding
       (UNLIMITED SHARES AUTHORIZED OF $.01 PAR
      VALUE)......................................  $        1.00
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations

FOR THE YEAR ENDED JANUARY 31, 2003

Net Investment Income:
Interest Income...................................  $22,921,500
                                                    ----------
Expenses
Investment management fee.........................   5,541,567
Transfer agent fees and expenses..................   2,728,000
Distribution fee..................................   1,241,879
Shareholder reports and notices...................     154,804
Professional fees.................................      46,516
Custodian fees....................................      45,980
Registration fees.................................      27,020
Trustees' fees and expenses.......................      18,538
Other.............................................      12,858
                                                    ----------

    Total Expenses................................   9,817,162

Less: amounts waived/reimbursed...................    (265,652)
                                                    ----------

    Net Expenses..................................   9,551,510
                                                    ----------

Net Investment Income.............................  $13,369,990
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Money Market Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          JANUARY 31, 2003  JANUARY 31, 2002
                                          ----------------  ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $   13,369,990    $   37,170,768

Dividends to shareholders from net
 investment income......................      (13,304,244)      (37,172,529)

Net increase from transactions in shares
 of beneficial interest.................       83,017,896        13,790,779
                                           --------------    --------------

    Net Increase........................       83,083,642        13,789,018

Net Assets:
Beginning of period.....................    1,256,509,204     1,242,720,186
                                           --------------    --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF
 $132,108 AND $1,450, RESPECTIVELY).....   $1,339,592,846    $1,256,509,204
                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003

1. Organization and Accounting Policies
Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 CONTINUED

$750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

For the year ended January 31, 2003 and through December 31, 2003, the Investment Manager agreed to waive its fee and reimburse expenses to the extent they exceed 0.75% of the daily net assets of the Fund.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended January 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended January 31, 2003 aggregated $64,300,625,026 and $64,242,008,565, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $173,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended January 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,223. At January 31, 2003, the Fund had an accrued pension liability of $58,050 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley U.S. Government Money Market Trust
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          JANUARY 31, 2003  JANUARY 31, 2002
                                          ----------------  ----------------
Shares sold.............................    3,093,636,400     3,006,055,311
Shares issued in reinvestment of
 dividends..............................       13,261,036        37,036,148
                                          ---------------   ---------------
                                            3,106,897,436     3,043,091,459
Shares redeemed.........................   (3,023,879,540)   (3,029,300,680)
                                          ---------------   ---------------
Net increase............................       83,017,896        13,790,779
                                          ===============   ===============

Morgan Stanley U.S. Government Money Market Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley U.S. Government Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Money Market Trust (the "Fund"), including the portfolio of investments, as of January 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to the above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Money Market Trust as of January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
MARCH 10, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended January 31, 2003, 53.72% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley U.S. Government Money Market Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 123
c/o Summit Ventures LLC                  1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley U.S. Government Money Market Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       123
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   200
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley U.S. Government Money Market Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Trustee                      Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  123      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   123      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley U.S. Government Money Market Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003; Trustee (since
                                     December 1999) and President and Chief
                                     Executive Officer (since October 2002) of
                                     the Van Kampen Open-End Funds and President
                                     and Chief Executive Officer (since December
                                     2002) of the Van Kampen Closed-End Funds;
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Vice President and Secretary of the
                                     Distributor; previously, Vice President and
                                     Assistant General Counsel of the Investment
                                     Manager and Morgan Stanley Services
                                     (February 1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Thomas F. Caloia (56)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two                            Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001), Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

Morgan Stanley U.S. Government Money Market Trust
ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Notes

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 26

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                                                                              27

Notes

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 28

  Morgan Stanley Funds
-----------------------------------------


- GLOBAL/INTERNATIONAL FUNDS
 European Growth Fund
 Fund of Funds - International Portfolio
 Global Advantage Fund
 Global Dividend Growth Securities
 International Fund
 International SmallCap Fund
 International Value Equity Fund
 Japan Fund
 Latin American Growth Fund
 Pacific Growth Fund

- GROWTH FUNDS
 21st Century Trend Fund
 Aggressive Equity Fund
 All Star Growth Fund
 American Opportunities Fund
 Capital Opportunities Trust
 Developing Growth Securities Trust
 Growth Fund
 KLD Social Index Fund
 Market Leader Trust
 Nasdaq-100 Index Fund
 New Discoveries Fund
 Next Generation Trust
 Small-Mid Special Value Fund
 Special Growth Fund
 Special Value Fund
 Tax-Managed Growth Fund

- GROWTH + INCOME FUNDS
 Allocator Fund
 Balanced Growth Fund
 Balanced Income Fund
 Convertible Securities Trust
 Dividend Growth Securities
 Equity Fund
 Fund of Funds - Domestic Portfolio
 Fundamental Value Fund
 Income Builder Fund
 Mid-Cap Value Fund
 S&P 500 Index Fund
 Strategist Fund
 Total Market Index Fund
 Total Return Trust
 Value Fund
 Value-Added Market Series/
   Equity Portfolio

- INCOME FUNDS
 Diversified Income Trust
 Federal Securities Trust
 High Yield Securities
 Intermediate Income Securities
 Limited Duration Fund (NL)
 Limited Duration U.S. Treasury Trust
 Liquid Asset Fund (MM)
 U.S. Government Money Market Trust (MM)
 U.S. Government Securities Trust

- SPECIALTY FUNDS
 Biotechnology Fund
 Financial Services Trust
 Global Utilities Fund
 Health Sciences Trust
 Information Fund
 Natural Resource Development Securities
 Real Estate Fund
 Technology Fund
 Utilities Fund

- TAX-FREE INCOME FUNDS
 California Tax-Free Daily Income Trust (MM)
 California Tax-Free Income Fund
 Hawaii Municipal Trust (FSC)
 Limited Term Municipal Trust (NL)
 Multi-State Municipal Series Trust (FSC)
 New York Municipal Money Market Trust (MM)
 New York Tax-Free Income Fund
 Tax-Exempt Securities Trust
 Tax-Free Daily Income Trust (MM)

--------------------------------------------------------------------------------



  THERE MAY BE FUNDS CREATED OR TERMINATED AFTER THIS PROSPECTUS WAS PUBLISHED. PLEASE CONSULT THE INSIDE BACK COVER OF A NEW FUND'S PROSPECTUS FOR ITS DESIGNATION, E.G., MULTI-CLASS FUND OR MONEY MARKET FUND.



  UNLESS OTHERWISE NOTED, EACH LISTED MORGAN STANLEY FUND, EXCEPT FOR LIMITED DURATION U.S. TREASURY TRUST, IS A MULTI-CLASS FUND. A MULTI-CLASS FUND IS A MUTUAL FUND OFFERING MULTIPLE CLASSES OF SHARES. THE OTHER TYPES OF FUNDS ARE:
  NL - NO-LOAD (MUTUAL) FUND; MM - MONEY MARKET FUND; FSC - A MUTUAL FUND SOLD WITH A FRONT-END SALES CHARGE AND A DISTRIBUTION (12b-1) FEE.

                                                           [MORGAN STANLEY LOGO]

Additional information about the Fund's investments is available in the Fund's ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          www.morganstanley.com/funds

Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOL:

         DWGXX
         ------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3326)

CLF NO. 37960PRO


Morgan Stanley
U.S. Government Money Market Trust

                                                                   [COVER PHOTO]

A MONEY MARKET FUND THAT
SEEKS TO PROVIDE SECURITY
OF PRINCIPAL, HIGH CURRENT
INCOME AND LIQUIDITY


                                                     Prospectus - March 28, 2003

STATEMENT OF ADDITIONAL INFORMATION


MARCH 28, 2003


MORGAN STANLEY
U.S. GOVERNMENT
MONEY MARKET TRUST

----------------------------------------------------------------------


     This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS (dated March 28, 2003) for the Morgan Stanley U.S. Government Money Market Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.



Morgan Stanley U.S. Government Money Market Trust
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    I.  Fund History.....................................................    4
   II.  Description of the Fund and Its Investments and Risks............    4
        A. Classification................................................    4
        B. Investment Strategies and Risks...............................    4
        C. Fund Policies/Investment Restrictions.........................    6
  III.  Management of the Fund...........................................    7
        A. Board of Trustees.............................................    7
        B. Management Information........................................    7
        C. Compensation..................................................   12
   IV.  Control Persons and Principal Holders of Securities..............   14
    V.  Investment Management and Other Services.........................   14
        A. Investment Manager............................................   14
        B. Principal Underwriter.........................................   15
        C. Services Provided by the Investment Manager...................   15
        D. Rule 12b-1 Plan...............................................   16
        E. Other Service Providers.......................................   18
        F.  Codes of Ethics..............................................   19
   VI.  Brokerage Allocation and Other Practices.........................   19
        A. Brokerage Transactions........................................   19
        B. Commissions...................................................   19
        C. Brokerage Selection...........................................   20
        D. Directed Brokerage............................................   20
        E. Regular Broker-Dealers........................................   21
  VII.  Capital Stock and Other Securities...............................   21
 VIII.  Purchase, Redemption and Pricing of Shares.......................   21
        A. Purchase/Redemption of Shares.................................   21
        B. Offering Price................................................   22
   IX.  Taxation of the Fund and Shareholders............................   24
    X.  Underwriters.....................................................   25
   XI.  Calculation of Performance Data..................................   25
  XII.  Financial Statements.............................................   26

                       GLOSSARY OF SELECTED DEFINED TERMS

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

    "CUSTODIAN" -- The Bank of New York.

    "DISTRIBUTOR" -- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

    "FINANCIAL ADVISORS" -- Morgan Stanley authorized financial services representatives.

    "FUND" -- Morgan Stanley U.S. Government Money Market Trust, a registered open-end investment company.

    "INDEPENDENT TRUSTEES" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


    "INVESTMENT MANAGER" -- Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.


    "MORGAN STANLEY & CO." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

    "MORGAN STANLEY DW" -- Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

    "MORGAN STANLEY FUNDS" -- Registered investment companies for which the Investment Manager serves as the investment advisor and that hold themselves out to investors as related companies for investment and investor services.

    "MORGAN STANLEY SERVICES" -- Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

    "TRANSFER AGENT" -- Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

    "TRUSTEES" -- The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on November 18, 1981, with the name Sears U.S. Government Money Market Trust. On March 21, 1983, the Fund's name was changed to Dean Witter/Sears U.S. Government Money Market Trust. On February 19, 1993, the Fund's name was changed to Dean Witter U.S. Government Money Market Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter U.S. Government Money Market Trust. Effective June 18, 2001, the Fund's name was changed to Morgan Stanley U.S. Government Money Market Trust.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objectives are security of principal, high current income and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions, whose financial condition will be continuously monitored by the Investment Manager. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's investment manager, liquidity or other considerations warrant.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund and for purposes other than meeting redemptions may not exceed 5% of the Fund's total assets.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

The Fund will:

     1. Seek to provide security of principal, high current income and liquidity.

The Fund may not:

     1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; or through its transactions in reverse repurchase agreements. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. Borrowings in excess of 5% will be repaid before additional investments are made.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets, but only to secure borrowings for temporary or emergency purposes.

     4.  Sell securities short or purchase securities on margin.

     5.  Write or purchase put or call options.

     6. Underwrite the securities of other issuers or purchase restricted securities except insofar as the Fund may enter into any repurchase or reverse repurchase agreements.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests.

     8. Make loans to others, except: (a) by the purchase of qualified debt obligations; (b) lending portfolio securities; and (c) by investment in repurchase agreements referred to above and in the Prospectus.

     9. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities.

    10. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

    11. Lend its portfolio securities in excess of 10% of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Funds. Five Trustees have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other three Trustees (the "Management Trustees") are affiliated with the Investment Manager.



    The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2002) and other directorships, if any, held by the Trustee, are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including, but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).



                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND
                             POSITION(S)  LENGTH OF                                    COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH      TIME     PRINCIPAL OCCUPATION(S) DURING   OVERSEEN       OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE      REGISTRANT    SERVED*             PAST 5 YEARS           BY TRUSTEE             BY TRUSTEE
---------------------------  -----------  ----------  ------------------------------  ----------   ------------------------------
Michael Bozic (62)           Trustee      Since       Retired; Director or Trustee         123     Director of Weirton Steel
c/o Mayer, Brown, Rowe &                  April 1994  of the Morgan Stanley Funds                  Corporation.
Maw                                                   and TCW/DW Term Trust 2003;
Counsel to the Independent                            formerly Vice Chairman of
Trustees                                              Kmart Corporation (December
1675 Broadway                                         1998-October 2000), Chairman
New York, NY                                          and Chief Executive Officer of
                                                      Levitz Furniture Corporation
                                                      (November 1995-November 1998)
                                                      and President and Chief
                                                      Executive Officer of Hills
                                                      Department Stores (May
                                                      1991-July 1995); formerly
                                                      variously Chairman, Chief
                                                      Executive Officer, President
                                                      and Chief Operating Officer
                                                      (1987-1991) of the Sears
                                                      Merchandise Group of Sears,
                                                      Roebuck & Co.



----------------------------------
* This is the date the Trustee began serving the Morgan Stanley Funds.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND
                             POSITION(S)  LENGTH OF                                    COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH      TIME     PRINCIPAL OCCUPATION(S) DURING   OVERSEEN       OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE      REGISTRANT    SERVED*             PAST 5 YEARS           BY TRUSTEE             BY TRUSTEE
---------------------------  -----------  ----------  ------------------------------  ----------   ------------------------------
Edwin J. Garn (70)           Trustee      Since       Director or Trustee of the           123     Director of Franklin Covey
c/o Summit Ventures LLC                   January     Morgan Stanley Funds and                     (time management systems), BMW
1 Utah Center                             1993        TCW/DW Term Trust 2003;                      Bank of North America, Inc.
201 S. Main Street                                    formerly United States Senator               (industrial loan corporation),
Salt Lake City, UT                                    (R- Utah)(1974-1992) and                     United Space Alliance (joint
                                                      Chairman, Senate Banking                     venture between Lockheed
                                                      Committee (1980-1986); former-               Martin and the Boeing Company)
                                                      ly Mayor of Salt Lake City,                  and Nuskin Asia Pacific
                                                      Utah (1971-1974); formerly                   (multilevel marketing); member
                                                      Astronaut, Space Shuttle                     of the board of various civic
                                                      Discovery (April 12-19, 1985);               and charitable organizations.
                                                      Vice Chairman, Huntsman
                                                      Corporation (chemical
                                                      company); member of the Utah
                                                      Regional Advisory Board of
                                                      Pacific Corp.

Wayne E. Hedien (69)         Trustee      Since       Retired; Director or Trustee         123     Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &                  September   of the Morgan Stanley Funds                  (private mortgage
Maw                                       1997        and TCW/DW Term Trust 2003;                  insurance); Trustee and Vice
Counsel to the Independent                            formerly associated with the                 Chairman of The
Trustees                                              Allstate Companies                           Field Museum of Natural
1675 Broadway                                         (1966-1994), most recently as                History; director of various
New York, NY                                          Chairman of The Allstate                     other business and chari-
                                                      Corporation (March                           table organizations.
                                                      1993-December 1994) and
                                                      Chairman and Chief Executive
                                                      Officer of its wholly-owned
                                                      subsidiary, Allstate Insurance
                                                      Company (July 1989-December
                                                      1994).

Dr. Manuel H. Johnson (54)   Trustee      Since       Chairman of the Audit                123     Director of NVR, Inc. (home
c/o Johnson Smick                         July 1991   Committee and Director or                    construction); Chairman and
International, Inc.                                   Trustee of the Morgan Stan-                  Trustee of the Financial
1133 Connecticut Avenue,                              ley Funds and TCW/DW Term                    Accounting Foundation
N.W.                                                  Trust 2003; Senior Partner,                  (oversight organization of the
Washington, D.C.                                      Johnson Smick                                Financial Accounting Standards
                                                      International, Inc., a                       Board).
                                                      consulting firm; Co- Chairman
                                                      and a founder of the Group of
                                                      Seven Council (G7C), an
                                                      international economic
                                                      commission; formerly Vice
                                                      Chairman of the Board of
                                                      Governors of the Federal
                                                      Reserve System and Assistant
                                                      Secretary of the U.S.
                                                      Treasury.

Michael E. Nugent (66)       Trustee      Since       Chairman of the Insurance            200     Director of various business
c/o Triumph Capital, L.P.                 July 1991   Committee and Director or                    organizations.
237 Park Avenue                                       Trustee of the Morgan Stanley
New York, NY                                          Funds and TCW/DW Term Trust
                                                      2003; director/trustee of
                                                      various investment companies
                                                      managed by Morgan Stanley
                                                      Investment Management Inc. and
                                                      Morgan Stanley Investments LP
                                                      (since July 2001); General
                                                      Partner, Triumph Capital,
                                                      L.P., a private investment
                                                      partnership; formerly Vice
                                                      President, Bankers Trust
                                                      Company and BT Capital
                                                      Corporation (1984-1988).


----------------------------------


* This is the date the Trustee began serving the Morgan Stanley Funds.

  The Trustees who are affiliated with the Investment Manager or affiliates of the Investment Manager (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.



                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                         IN FUND
                           POSITION(S)    LENGTH OF                                      COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH        TIME      PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE      REGISTRANT     SERVED*              PAST 5 YEARS            BY TRUSTEE          BY TRUSTEE
 ------------------------  ------------  ------------  ------------------------------  ------------  ------------------------
 Charles A. Fiumefreddo    Chairman of   Since         Chairman and Director or            123       None
 (69)                      the Board     July 1991     Trustee of the Morgan Stanley
 c/o Morgan Stanley Trust  and Trustee                 Funds and TCW/DW Term Trust
 Harborside Financial                                  2003; formerly Chairman, Chief
 Center,                                               Executive Officer and Director
 Plaza Two,                                            of the Investment Manager, the
 Jersey City, NJ                                       Distributor and Morgan Stanley
                                                       Services, Executive Vice
                                                       President and Director of
                                                       Morgan Stanley DW, Chairman
                                                       and Director of the Transfer
                                                       Agent and Director and/or
                                                       officer of various Morgan
                                                       Stanley subsidiaries (until
                                                       June 1998) and Chief Executive
                                                       Officer of the Morgan Stanley
                                                       Funds and the TCW/DW Term
                                                       Trusts (until September 2002).

 James F. Higgins (55)     Trustee       Since June    Director or Trustee of the          123       None
 c/o Morgan Stanley Trust                2000          Morgan Stanley Funds and
 Harborside Financial                                  TCW/DW Term Trust 2003 (since
 Center,                                               June 2000); Senior Advisor of
 Plaza Two,                                            Morgan Stanley (since August
 Jersey City, NJ                                       2000); Director of the
                                                       Distributor and Dean Witter
                                                       Realty Inc.; Director of AXA
                                                       Financial, Inc. and The
                                                       Equitable Life Assurance
                                                       Society of the United States
                                                       (financial services);
                                                       previously President and Chief
                                                       Operating Officer of the
                                                       Private Client Group of Morgan
                                                       Stanley (May 1999-August
                                                       2000), President and Chief
                                                       Operating Officer of
                                                       Individual Securities of
                                                       Morgan Stanley (February
                                                       1997-May 1999).

 Philip J. Purcell (59)    Trustee       Since April   Director or Trustee of the          123       Director of American
 1585 Broadway                           1994          Morgan Stanley Funds and                      Airlines, Inc. and its
 New York, NY                                          TCW/DW Term Trust 2003;                       parent company, AMR
                                                       Chairman of the Board of                      Corporation.
                                                       Directors and Chief Executive
                                                       Officer of Morgan Stanley and
                                                       Morgan Stanley DW; Director of
                                                       the Distributor; Chairman of
                                                       the Board of Directors and
                                                       Chief Executive Officer of
                                                       Novus Credit Services Inc.;
                                                       Director and/or officer of
                                                       various Morgan Stanley
                                                       subsidiaries.


----------------------------------


* This is the date the Trustee began serving the Morgan Stanley Funds.

                                  POSITION(S)
  NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF TIME
      EXECUTIVE OFFICER            REGISTRANT             SERVED                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------   ----------------   ---------------------   ------------------------------------------------------
Mitchell M. Merin (49)          President and      President since May     President and Chief Operating Officer of Morgan
1221 Avenue of the Americas     Chief Executive    1999 and Chief          Stanley Investment Management (since December 1998);
New York, NY                    Officer            Executive Officer       President, Director (since April 1997) and Chief
                                                   since September 2002    Executive Officer (since June 1998) of the Investment
                                                                           Manager and Morgan Stanley Services; Chairman, Chief
                                                                           Executive Officer and Director of the Distributor
                                                                           (since June 1998); Chairman (since June 1998) and
                                                                           Director (since January 1998) of the Transfer Agent;
                                                                           Director of various Morgan Stanley subsidiaries;
                                                                           President (since May 1999) and Chief Executive Officer
                                                                           (since September 2002) of the Morgan Stanley Funds and
                                                                           TCW/DW Term Trust 2003; Trustee (since December 1999)
                                                                           and President and Chief Executive Officer (since
                                                                           October 2002) of the Van Kampen Open-End Funds and
                                                                           President and Chief Executive Officer (since December
                                                                           2002) of the Van Kampen Closed-End Funds; previously
                                                                           Chief Strategic Officer of the Investment Manager and
                                                                           Morgan Stanley Services and Executive Vice President
                                                                           of the Distributor (April 1997-June 1998), Vice
                                                                           President of the Morgan Stanley Funds (May 1997-April
                                                                           1999), and Executive Vice President of Morgan Stanley.

Barry Fink (48)                 Vice President,    Since February 1997     General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas     Secretary and                              (since December 2000) of Morgan Stanley Investment
New York, NY                    General Counsel                            Management; Managing Director (since December 2000),
                                                                           of the Investment Manager and Morgan Stanley Services;
                                                                           Assistant Secretary of Morgan Stanley DW; Vice
                                                                           President, Secretary and General Counsel of the Morgan
                                                                           Stanley Funds and TCW/DW Term Trust 2003; Vice
                                                                           President and Secretary of the Distributor;
                                                                           previously, Vice President and Assistant General
                                                                           Counsel of the Investment Manager and Morgan Stanley
                                                                           Services (February 1997-December 2001).

Thomas F. Caloia (57)           Treasurer          Since April 1989        Executive Director (since December 2003) and Assistant
c/o Morgan Stanley Trust                                                   Treasurer of the Investment Manager, the Distributor
Harborside Financial Center,                                               and Morgan Stanley Services; Treasurer of the Morgan
Plaza Two,                                                                 Stanley Funds; previously First Vice President of the
Jersey City, NJ                                                            Investment Manager, the Distributor and Morgan Stanley
                                                                           Services; Treasurer of the Morgan Stanley Funds.

Ronald E. Robison (64)          Vice President     Since October 1998      Managing Director, Chief Administrative Officer and
1221 Avenue of the Americas                                                Director (since February 1999) of the Investment
New York, NY                                                               Manager and Morgan Stanley Services and Chief
                                                                           Executive Officer and Director of the Transfer Agent;
                                                                           previously Managing Director of the TCW Group Inc.

Joseph J. McAlinden (60)        Vice President     Since July 1995         Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                                Investment Manager, Morgan Stanley Investment
New York, NY                                                               Management Inc. and Morgan Stanley Investments LP;
                                                                           Director of the Transfer Agent. Chief Investment
                                                                           Officer of the Van Kampen Funds.

Francis Smith (37)              Vice President     Since September 2002    Vice President and Chief Financial Officer of the
c/o Morgan Stanley Trust        and Chief                                  Morgan Stanley Funds and TCW/DW Term Trust 2003 (since
Harborside Financial Center,    Financial                                  September 2002); Executive Director of the Investment
Plaza Two,                      Officer                                    Manager and Morgan Stanley Services (since December
Jersey City, NJ                                                            2001); previously, Vice President of the Investment
                                                                           Manager and Morgan Stanley Services (August
                                                                           2000-November 2001), Senior Manager at
                                                                           PricewaterhouseCoopers LLP (January 1998-August 2000)
                                                                           and Associate--Fund Administration at BlackRock
                                                                           Financial Management (July 1996-December 1997).

    In addition, A. THOMAS SMITH III, Managing Director and General Counsel of the Investment Manager and Morgan Stanley Services, is a Vice President and Assistant Secretary of the Fund, and SARA BADLER, STEFANIE CHANG-YU, LOU
ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, Executive Directors and Assistant General Counsels of the Investment Manager and Morgan Stanley Services,
MARILYN K. CRANNEY, First Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services, JOANNE DOLDO, NATASHA KASSIAN and SHELDON WINICOUR, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, and BENNETT MACDOUGALL, a Senior Staff Attorney, are Assistant Secretaries of the Fund.


    For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown below.


                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                             DOLLAR RANGE OF EQUITY SECURITIES    ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                                        IN THE FUND               BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
              NAME OF TRUSTEE                    (AS OF DECEMBER 31, 2002)                 (AS OF DECEMBER 31, 2002)
-------------------------------------------  ---------------------------------   ----------------------------------------------
INDEPENDENT:

Michael Bozic                                              none                                  over $100,000

Edwin J. Garn                                              none                                  over $100,000

Wayne E. Hedien                                            none                                  over $100,000

Dr. Manuel H. Johnson                                      none                                  over $100,000

Michael E. Nugent                                          none                                  over $100,000

INTERESTED:

Charles A. Fiumefreddo                                     none                                  over $100,000

James F. Higgins                                           none                                  over $100,000

Philip J. Purcell                                          none                                  over $100,000



   As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.



    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Directors/Trustees. The Morgan Stanley Funds seek as Independent Directors/Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, six of the Directors/Trustees, including all of the Independent Directors/Trustees, serve as members of the Derivatives Committee and three Directors/Trustees including two Independent Trustees, serve as members of the Insurance Committee.



    The Independent Directors/Trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors/Trustees are required to select and nominate individuals to fill any Independent Director/Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board. The Audit Committee currently consists of Messrs. Johnson, Bozic, Hedien, Garn and Nugent. During the Fund's fiscal year ended January 31, 2003, the Audit Committee held ten meetings.



    The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund. The Derivatives Committee currently consists of Mr. Fiumefreddo and all of the Independent Trustees of the Fund. During the Fund's fiscal year ended January 31, 2003, the Derivatives Committee held four meetings.



    Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. During the Fund's fiscal year ended January 31, 2003, the Insurance Committee held two meetings.



    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The Independent Directors/Trustees and the Funds' management believe that having the same Independent Directors/Trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors/ Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors/Trustees of all the funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors/Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors/Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors/ Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Directors/Trustees of the Morgan Stanley Funds.


    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting (except an Audit Committee meeting), or a meeting of the Independent Trustees and/or more than one Committee meeting (except an Audit Committee meeting), take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the

Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee. The Fund pays Mr. Fiumefreddo an annual fee for his service as Chairman of the Board and for administrative services provided to the Board of Trustees.



    The following table illustrates the compensation that the Fund paid to its Trustees for the fiscal year ended January 31, 2003.

                               FUND COMPENSATION


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF TRUSTEE                                                  FROM THE FUND
---------------                                                 ---------------

Michael Bozic.................................................      $1,700
Edwin J. Garn.................................................       1,700
Wayne E. Hedien...............................................       1,700
Dr. Manuel H. Johnson.........................................       2,400
Michael E. Nugent.............................................       2,200
Charles A. Fiumefreddo........................................       5,181



    The following table illustrates the compensation paid to the Fund's Trustees for the calendar year ended December 31, 2002 for services to the 94 registered Morgan Stanley Funds (consisting of 123 portfolios) that were in operation at December 31, 2002. None of the Fund's Trustees received compensation from any other funds in the Fund Complex, except for Mr. Nugent who received compensation for service as Director/Trustee to 15 other registered funds (consisting of 77 portfolios) in the Fund Complex.


                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS


                                                                  TOTAL CASH
                                                                 COMPENSATION
                                                                FOR SERVICES TO
                                                                   94 MORGAN
                                                                 STANLEY FUNDS
                                                                   AND OTHER
                                                                 FUNDS IN THE
NAME OF TRUSTEE                                                  FUND COMPLEX
---------------                                                 ---------------
Michael Bozic.................................................     $159,650
Edwin J. Garn.................................................      159,650
Wayne E. Hedien...............................................      158,950
Dr. Manuel H. Johnson.........................................      226,063
Michael E. Nugent.............................................      293,475
Charles A. Fiumefreddo........................................      360,000



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 49 of the Morgan Stanley Funds, including the Fund, have adopted a retirement program under which an Independent Director/Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director/Trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended January 31, 2003 and by the 49 Morgan Stanley Funds (including the Fund) for the year ended December 31, 2002, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of January 31, 2003 and from the 49 Morgan Stanley Funds as of December 31, 2002. For the calendar year ended December 31, 2002, no retirement benefits were accrued to the Independent Trustees from any other funds in the Fund Complex.


         RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY FUNDS


                                                                     RETIREMENT BENEFITS                 ESTIMATED ANNUAL
                                  FOR ALL ADOPTING FUNDS                  ACCRUED AS                         BENEFITS
                             --------------------------------              EXPENSES                      UPON RETIREMENT
                                ESTIMATED                                   BY ALL                           FROM ALL
                                CREDITED                                ADOPTING FUNDS                  ADOPTING FUNDS(2)
                                YEARS OF         ESTIMATED     --------------------------------  --------------------------------
                               SERVICE AT      PERCENTAGE OF                        BY ALL            FROM           FROM ALL
                               RETIREMENT        ELIGIBLE          BY THE          ADOPTING            THE           ADOPTING
NAME OF INDEPENDENT TRUSTEE   (MAXIMUM 10)     COMPENSATION         FUND             FUNDS            FUND             FUNDS
---------------------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Michael Bozic..............        10             60.44%           $  363           $18,457          $  967           $47,838
Edwin J. Garn..............        10             60.44               551            23,881             967            47,878
Wayne E. Hedien............         9             51.37               689            34,473             823            40,842
Dr. Manuel H. Johnson......        10             60.44               377            19,803           1,420            70,050
Michael E. Nugent..........        10             60.44               634            32,362           1,269            62,646


------------------------


(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.




IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

--------------------------------------------------------------------------------


    As of March 6, 2003, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Fund. The percentage ownership of shares of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to the Fund is Morgan Stanley Investment
Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding
$2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion.


    For the fiscal years ended January 31, 2001, 2002 and 2003, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $4,989,485, $5,143,997 and $5,541,567, respectively. However, during this period the Investment Manager had undertaken to assume operating expenses and/or waive the compensation provided for in its Management Agreement to the extent necessary to maintain such expenses and compensation at 0.75% of the Fund's daily net assets on an annualized basis. Taking into account this waiver/assumption of expenses, the total compensation paid under the Management Agreement during the fiscal years ended January 31, 2001, 2002 and 2003 were $4,974,411, $4,407,110 and $5,275,915, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for the Fund.

    In approving the Management Agreement, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of the Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment, that approval of the Management Agreement was in the best interests of the Fund and its shareholders.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objectives.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

    The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Morgan Stanley DW's and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    The Investment Manager compensates Financial Advisors at a maximum annual rate of 0.025% of the value of shares of the Fund acquired by exchange from a Morgan Stanley Open-end Fund provided that the shares exchanged would otherwise have been eligible for the payment of a retention fee. Such eligible shares must have been held for at least one year. Shares owned in variable annuities, closed-end fund shares held in 401(k) plans where the Transfer Agent or Morgan Stanley's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.

    Morgan Stanley DW's Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    The Fund reimbursed $1,241,879 to the Distributor pursuant to the Plan which amounted to 0.10% of the Fund's average daily net assets for the fiscal year ended January 31, 2003. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $-0-; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-;
(iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $1,241,879. No payments under the Plan were made for interest, carrying or other financing charges.


    Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes

(1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the most recent continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to implement the Fund's method of distribution and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Trust is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT AUDITORS


    The Bank of New York, 100 Church Street, New York, NY 10286 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281 serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

F. CODES OF ETHICS

    The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


    During the fiscal years ended January 31, 2001, 2002 and 2003, the Fund paid no such brokerage commissions or concessions.


B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. The Fund will limit its transactions with Morgan Stanley DW to U.S. government and Government Agency Securities. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.


    During the fiscal years ended January 31, 2001, 2002 and 2003, the Fund did not effect any principal transactions with Morgan Stanley DW.


    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


    During the fiscal years ended January 31, 2001, 2002 and 2003, the Fund paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

    Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of the Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of the Fund in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Fund's transactions will be directed to a broker which sells shares of the Fund to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

    The Investment Manager and certain of its affiliates currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner as they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE


    During the fiscal year ended January 31, 2003, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS


    During the fiscal year ended January 31, 2003, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At January 31, 2003, the Fund did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the

Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

    OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Morgan Stanley DW, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Morgan Stanley DW may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.

B. OFFERING PRICE

    The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share;
(b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Fund's Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund intends to distribute all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of acquisition, original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

    The Trustees of the Fund may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

    INVESTMENT COMPANY TAXATION. The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax.

    Gains or losses on sales of securities held by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders will normally be subject to federal income tax, and any state and local income taxes, on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Realized net long-term capital gains distributions, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. Realized net long-term capital gains distributions are not eligible for the dividends received deduction.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholder on December 31, to shareholder of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any taxable interest income and short-term capital gains.

    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income and the portion taxable as long-term capital gains.

    Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    The Fund's current yield for the seven days ending January 31, 2003 was 0.65% and the seven day effective yield was 0.65%, assuming daily compounding. During this period, the Investment Manager had undertaken to assume operating expenses and/or waive the compensation provided for in its Management Agreement to the extent necessary to maintain such expenses and compensation at 0.75% of the Fund's daily net assets on an annualized basis.


    The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.


    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in the Fund at inception (February 17, 1982) would have grown to $31,059, $155,295 and $310,590, respectively, at January 31, 2003.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended January 31, 2003 included in the PROSPECTUS and incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

               MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
                            PART C OTHER INFORMATION

ITEM 23. EXHIBITS

 a(1). Declaration of Trust of the Registrant, dated November 18, 1981, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment
         No. 16 to the Registration Statement on Form N-1A, filed on March 15,
         1996.

 a(2).   Amendment to the Declaration of Trust of the Registrant, dated
         January 18, 1983, is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 16 to the Registration Statement on Form
         N-1A, filed on March 15, 1996.

 a(3). Amendment to the Declaration of Trust of the Registrant, dated May 18, 1984, is incorporated by reference to Exhibit 1(c) of Post-Effective
         Amendment No. 16 to the Registration Statement on Form N-1A, filed on
         March 15, 1996.

 a(4). Amendment to the Declaration of Trust of the Registrant, dated June 22, 1984, is incorporated by reference to Exhibit 1(d) of Post-Effective
         Amendment No. 16 to the Registration Statement on Form N-1A, filed on
         March 15, 1996.

 a(5).   Amendment to the Declaration of Trust of the Registrant, dated
         February 19, 1993, is incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 16 to the Registration Statement on Form
         N-1A, filed on March 15, 1996.

 a(6). Amendment to the Declaration of Trust of the Registrant, dated June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective
         Amendment No. 19 to the Registration Statement on Form N-1A, filed on
         January 27, 1999.

 a(7). Amendment to the Declaration of Trust of the Registrant, dated June 18, 2001, is incorporated by reference to Exhibit 1(g) of Post-Effective
         Amendment No. 23 to the Registration Statement on Form N-1A, filed on
         March 28, 2002.

 b.      Amended and Restated By-Laws of the Registrant, dated September 24,
         2002, filed herein.

 c.      Not applicable.

 d.      Amended Investment Management Agreement between the Registrant and
         Morgan Stanley Investment Advisors Inc., dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No.
         19 to the Registration Statement on Form N-1A, filed on January 27,
         1999.

 e(1).   Form of Distribution Agreement between the Registrant and Morgan Stanley
         Distributors Inc., dated May 31, 1997, is incorporated by reference to
         Exhibit 6 of Post-Effective Amendment No. 18 to the Registration
         Statement on Form N-1A, filed on March 2, 1998.

 e(2).   Form of Selected Dealers Agreement between Morgan Stanley Distributors
         Inc. and Morgan Stanley DW Inc., dated January 4, 1993, is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on March 11, 1994.

 f.      Amended and Restated Retirement Plan for Non-Interested Trustees or
         Directors, dated May 8, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 20 to the Registration Statement on Form
         N-1A, filed on March 29, 1999.

 g(1).   Form of Custody Agreement between The Bank of New York and the
         Registrant, dated September 20, 1991, is incorporated by reference to
         Exhibit 8 of Post-Effective Amendment No. 16 to the Registration
         Statement on Form N-1A, filed on March 15, 1996.

 g(2). Amendment to the Custody Agreement between The Bank of New York and the Registrant, dated April 17, 1996, is incorporated by reference to
         Exhibit 8 of Post-Effective Amendment No. 17 to the Registration
         Statement on Form N-1A, filed on March 18, 1997.

 g(3). Amendment dated June 15, 2001 to the Custody Agreement of the Registrant, is incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A, filed on March 28, 2002.

 g(4).   Foreign Custody Manager Agreement between The Bank of New York and the
         Registrant, dated June 15, 2001, is incorporated by reference to
         Exhibit 7(d) of Post-Effective Amendment No. 23 to the Registration
         Statement on Form N-1A, filed on March 28, 2002.

 h(1). Amended and Restated Transfer Agency Agreement between the Registrant and Morgan Stanley Trust, dated September 1, 2000, is incorporated by reference to Exhibit 8 (a) of Post-Effective Amendment No. 21 to the
         Registration Statement on Form N-1A, filed on March 26, 2001.

 h(2).   Amended Services Agreement between Morgan Stanley Investment Advisors
         Inc. and Morgan Stanley Services Company Inc., dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No.
         19 to the Registration Statement on Form N-1A, filed on January 27,
         1999.

 i. Opinion of Latham, Watkins & Hills, dated February 8, 1982, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No.
         21 to the Registration Statement on Form N-1A, filed on March 16, 2000.

 j.      Consent of Independent Auditors, filed herein.

 k.      Not applicable.

 l.      Not applicable.

 m. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Distributors Inc., dated July 28,
         1997, is incorporated by reference to Exhibit 15 of Post-Effective
         Amendment No. 18 to the Registration Statement on Form N-1A, filed on
         March 2, 1998.

 n.      Amended and Restated Multi-Class Plan pursuant to Rule 18f-3, dated
         March 12, 2001, is incorporated by reference to Exhibit 14 of Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A, filed on March 28, 2002.

 o.      Not Applicable

 p(1).   Code of Ethics of Morgan Stanley Investment Management, filed herein.

 p(2).   Code of Ethics of the Morgan Stanley Funds, filed herein.

 Other   Powers of Attorney of Trustees are incorporated by reference to Exhibit
         (Other) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 17, 199 ; Exhibit (Other) of
         Post-Effective Amendment No. 18 to the Registration Statement on Form
         N-1A, filed on March 2, 1998; and Exhibit (Other) of Post-Effective
         Amendment No. 22 to the Registration Statement on Form N-1A, filed on
         March 26, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

    None

ITEM 25. INDEMNIFICATION.

    Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

    Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

    The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

    The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co.

THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA 19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

      NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS     INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
-----------------------------------  ---------------------------------------------------------------
Mitchell M. Merin                    President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer   Investment Management; Chairman, Chief Executive Officer and
and Director                         Director of Morgan Stanley Distributors and Morgan Stanley
                                     Trust; President, Chief Executive Officer and Director of
                                     Morgan Stanley Services; President of the Morgan Stanley Funds;
                                     Executive Vice President and Director of Morgan Stanley DW;
                                     Director of Morgan Stanley Investment Management Inc.; Member
                                     of the Executive Committee of Morgan Stanley Investments LP;
                                     Director of various Morgan Stanley subsidiaries; Trustee,
                                     President and Chief Executive Officer of the Van Kampen
                                     Open-End Funds; President and Chief Executive Officer of the
                                     Van Kampen Closed-End Funds.

Barry Fink                           Managing Director and General Counsel of Morgan Stanley
Managing Director,                   Investment Management; Managing Director, Secretary, General
Secretary and Director               Counsel and Director of Morgan Stanley Services; Vice President
                                     and Secretary of Morgan Stanley Distributors; Vice President,
                                     Secretary and General Counsel of the Morgan Stanley Funds.

A. Thomas Smith III                  Managing Director and General Counsel of Morgan Stanley
Managing Director and                Services; Vice President and Assistant Secretary of the Morgan
General Counsel                      Stanley Funds.

      NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS     INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
-----------------------------------  ---------------------------------------------------------------
Joseph J. McAlinden                  Chief Investment Officer and Managing Director of Morgan
Managing Director and                Stanley Investment Management Inc.; Chief Investment Officer
Chief Investment Officer             and Managing Director of Morgan Stanley Investments LP;
                                     Director of Morgan Stanley Trust.
Barton M. Biggs                      Chairman, Senior Advisor, Managing Director and Director of
Managing Director                    Morgan Stanley Investment Management Inc. and Managing Director
And Senior Advisor                   of Morgan Stanley Investments LP.
Thomas L. Bennett                    Managing Director and Director of Morgan Stanley Investment
Managing Director                    Management Inc.; Director of the Universal Institutional Funds;
                                     Managing Director and Executive Committee member of Morgan
                                     Stanley Investments LP; Chairman of Morgan Stanley
                                     Institutional Fund Trust; Director of Morgan Stanley
                                     Distribution, Inc.
Ronald E. Robison                    Managing Director, Chief Administrative Officer and Director of
Managing Director, Chief             Morgan Stanley Services and Chief Executive Officer and
Administrative Officer and Director  Director of Morgan Stanley Trust.
Dominic P. Caldecott                 Managing Director of Morgan Stanley Investment Management Inc.,
Managing Director                    Morgan Stanley Investments LP and Morgan Stanley Dean Witter
                                     Investment Management Ltd.; Vice President and Investment
                                     Manager of Morgan Stanley & Co. International.
Rajesh K. Gupta                      Managing Director and Chief Administrative Officer-Investments
Managing Director and Chief          of Morgan Stanley Investment Management Inc. and Morgan Stanley
Administrative Officer-Investments   Investments LP.
John B. Kemp, III                    President of Morgan Stanley Distributors.
Executive Director
Francis Smith                        Executive Director of Morgan Stanley Services; Vice President
Executive Director                   and Chief Financial Officer of the Morgan Stanley Funds.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

 (1)   Active Assets California Tax-Free Trust
 (2)   Active Assets Government Securities Trust
 (3)   Active Assets Institutional Government Securities Trust
 (4)   Active Assets Institutional Money Trust
 (5)   Active Assets Money Trust
 (6)   Active Assets Tax-Free Trust
 (7)   Morgan Stanley 21st Century Trend Fund
 (8)   Morgan Stanley Aggressive Equity Fund
 (9)   Morgan Stanley All Star Growth Fund
 (10)  Morgan Stanley Allocator Fund

 (11)  Morgan Stanley American Opportunities Fund
 (12)  Morgan Stanley Balanced Growth Fund
 (13)  Morgan Stanley Balanced Income Fund
 (14)  Morgan Stanley Biotechnology Fund
 (15)  Morgan Stanley California Tax-Free Daily Income Trust
 (16)  Morgan Stanley California Tax-Free Income Fund
 (17)  Morgan Stanley Capital Opportunities Trust
 (18)  Morgan Stanley Convertible Securities Trust
 (19)  Morgan Stanley Developing Growth Securities Trust
 (20)  Morgan Stanley Diversified Income Trust
 (21)  Morgan Stanley Dividend Growth Securities Inc.
 (22)  Morgan Stanley Equity Fund
 (23)  Morgan Stanley European Growth Fund Inc.
 (24)  Morgan Stanley Federal Securities Trust
 (25)  Morgan Stanley Financial Services Trust
 (26)  Morgan Stanley Fund of Funds
 (27)  Morgan Stanley Fundamental Value Fund
 (28)  Morgan Stanley Global Advantage Fund
 (29)  Morgan Stanley Global Dividend Growth Securities
 (30)  Morgan Stanley Global Utilities Fund
 (31)  Morgan Stanley Growth Fund
 (32)  Morgan Stanley Hawaii Municipal Trust
 (33)  Morgan Stanley Health Sciences Trust
 (34)  Morgan Stanley High Yield Securities Inc.
 (35)  Morgan Stanley Income Builder Fund
 (36)  Morgan Stanley Information Fund
 (37)  Morgan Stanley Intermediate Income Securities
 (38)  Morgan Stanley International Fund
 (39)  Morgan Stanley International SmallCap Fund
 (40)  Morgan Stanley International Value Equity Fund
 (41)  Morgan Stanley Japan Fund
 (42)  Morgan Stanley KLD Social Index Fund
 (43)  Morgan Stanley Latin American Growth Fund
 (44)  Morgan Stanley Limited Duration Fund
 (45)  Morgan Stanley Limited Duration U.S. Treasury Trust
 (46)  Morgan Stanley Limited Term Municipal Trust
 (47)  Morgan Stanley Liquid Asset Fund Inc.
 (48)  Morgan Stanley Market Leader Trust

 (49)  Morgan Stanley Mid-Cap Value Fund
 (50)  Morgan Stanley Multi-State Municipal Series Trust
 (51)  Morgan Stanley Nasdaq-100 Index Fund
 (52)  Morgan Stanley Natural Resource Development Securities Inc.
 (53)  Morgan Stanley New Discoveries Fund
 (54)  Morgan Stanley New York Municipal Money Market Trust
 (55)  Morgan Stanley New York Tax-Free Income Fund
 (56)  Morgan Stanley Next Generation Trust
 (57)  Morgan Stanley Pacific Growth Fund Inc.
 (58)  Morgan Stanley Prime Income Trust
 (59)  Morgan Stanley Real Estate Fund
 (60)  Morgan Stanley S&P 500 Index Fund
 (61)  Morgan Stanley Small-Mid Special Value Fund
 (62)  Morgan Stanley Special Growth Fund
 (63)  Morgan Stanley Special Value Fund
 (64)  Morgan Stanley Strategist Fund
 (65)  Morgan Stanley Tax-Exempt Securities Trust
 (66)  Morgan Stanley Tax-Free Daily Income Trust
 (67)  Morgan Stanley Tax-Managed Growth Fund
 (68)  Morgan Stanley Technology Fund
 (69)  Morgan Stanley Total Market Index Fund
 (70)  Morgan Stanley Total Return Trust
 (71)  Morgan Stanley U.S. Government Money Market Trust
 (72)  Morgan Stanley U.S. Government Securities Trust
 (73)  Morgan Stanley Utilities Fund
 (74)  Morgan Stanley Value-Added Market Series
 (75)  Morgan Stanley Value Fund
 (76)  Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

                                        POSITIONS AND OFFICE WITH
 NAME                                  MORGAN STANLEY DISTRIBUTORS
 ----                    -------------------------------------------------------
 James F. Higgins                               Director
 Philip J. Purcell                              Director
 John Schaeffer                                 Director
 Charles Vadala              Senior Vice President and Financial Principal.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

ITEM 29. MANAGEMENT SERVICES

    Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

    Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of March, 2003.

                                      MORGAN STANLEY U.S. GOVERNMENT MONEY
                                      MARKET TRUST

                                           By:  /s/ BARRY FINK
                                                --------------------------------
                                                Barry Fink
                                                VICE PRESIDENT AND SECRETARY

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities and on the dates indicated.

                               SIGNATURES                                          TITLE                   DATE
                               ----------                                          -----                   ----
 (1)  Principal Executive Officer                                   Chief Executive Officer
                                                                    and President

 By:  /s/ MITCHELL M. MERIN
      -------------------------------------------                                                        3/24/03
      Mitchell M. Merin

 (2)  Principal Financial Officer                                   Chief Financial Officer

 By:  /s/ FRANCIS SMITH
      -------------------------------------------                                                        3/24/03
      Francis Smith

 (3)  Majority of the Trustees

      Charles A. Fiumefreddo (Chairman)
      Philip J. Purcell
      James F. Higgins

 By:  /s/ BARRY FINK
      -------------------------------------------
      Barry Fink                                                                                         3/24/03
      Attorney-in-Fact

      Michael Bozic              Manuel H. Johnson
      Edwin J. Garn              Michael E. Nugent
      Wayne E. Hedien

 By:  /s/ DAVID M. BUTOWSKY
      -------------------------------------------                                                        3/24/03
      David M. Butowsky           Attorney-in-Fact

               MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

                                 EXHIBIT INDEX

 b.      --   Amended and Restated By-Laws of the Registrant
 j.      --   Consent of Independent Auditors
 p(1).   --   Code of Ethics of Morgan Stanley Investment Management
 p(2).   --   Code of Ethics of the Morgan Stanley Funds